Net finance costs (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of Net Finance Costs

	2019	2018	2017
	US$M	US$M	US$M
Financial expenses
Interest expense using the effective interest rate method:
Interest on bank loans, overdrafts and all other borrowings	1,296	1,168	1,130
Interest capitalised at 4.96% (2018: 4.24%; 2017: 3.25%) (1)	(248)	(139)	(113)
Interest on finance leases	47	59	33
Discounting on provisions and other liabilities	470	414	450
Other gains and losses:
Fair value change on hedged loans	729	(265)	(1,185)
Fair value change on hedging derivatives	(809)	329	1,244
Exchange variations on net debt	6	(19)	(23)
Other	19	20	24

Total financial expenses	1,510	1,567	1,560

Financial income
Interest income	(446)	(322)	(143)

Net finance costs	1,064	1,245	1,417

(1)

Interest has been capitalised at the rate of interest applicable to the specific borrowings financing the assets under construction or, where financed through general borrowings, at a capitalisation rate representing the average interest rate on such borrowings. Tax relief for capitalised interest is approximately US$74 million (2018: US$42 million; 2017: US$34 million).